Note 22 - Segmented Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
22.	Segmented information

Operating segments

The Company has three reportable segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services.  The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization.  CRE provides commercial property brokerage and other advisory services to clients in North America and in various other countries around the world.  RRE provides property management and related property services to residential communities in North America.  Property Services provides franchised and Company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office.

Effective in the second quarter of 2014, a component of the RRE segment, Service America, became managed by the Property Services management team on the basis that the business had evolved to become more akin to the Property Services operations than the RRE operations.  Service America is a Florida-based provider of heating, ventilation and air conditioning services and related service contracts to residential and commercial customers.  Segment reporting has been revised to reflect Service America in the Property Services segment for all periods presented.  For the year ended December 31, 2014, Service America generated revenues of $49,165 and operating earnings of $1,967 (2013 - $52,818 and $2,896; 2012 - $45,623 and $2,807, respectively).

Included in total assets of the CRE segment at December 31, 2014 is $4,768 (2013 - $4,744) of investments in subsidiaries accounted for under the equity method.  The reportable segment information excludes intersegment transactions.

2014	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Corporate	Consolidated

Revenues	$1,582,039	$919,545	$212,457	$232	$2,714,273
Depreciation and amortization	35,753	19,693	6,734	230	62,410
Operating earnings (loss)	97,180	31,379	30,559	(24,691)	134,427
Other income, net	0	0	0	0	1,008
Interest expense, net	0	0	0	0	(14,237)
Income taxes	0	0	0	0	(31,799)

Net earnings from continuing operations	0	0	0	0	$89,399

Net loss from discontinued operations	0	0	0	0	$1,537

Net earnings	0	0	0	0	$90,936

Total assets	$985,533	$405,150	$237,140	$11,604	$1,639,427
Total additions to long lived assets	133,296	23,208	16,423	(72)	172,855

2013	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Corporate	Consolidated

Revenues	$1,306,334	$844,952	$193,135	$204	$2,344,625
Depreciation and amortization	32,426	30,655	8,557	244	71,882
Operating earnings (loss)	59,209	27,613	23,201	(21,243)	88,780
Other expense, net	0	0	0	0	1,524
Interest expense, net	0	0	0	0	(21,499)
Income taxes	0	0	0	0	(22,204)

Net earnings from continuing operations	0	0	0	0	$46,601

Net earnings from discontinued operations	0	0	0	0	$(5,183)

Net earnings	0	0	0	0	$41,418

Total assets	$797,520	$444,275	$194,233	$7,483	$1,443,511
Total additions to long lived assets	129,904	22,386	291	(76)	152,505

2012	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Corporate	Consolidated

Revenues	$1,158,948	$768,994	$170,827	$218	$2,098,987
Depreciation and amortization	23,990	18,530	5,155	364	48,039
Operating earnings (loss)	32,696	39,767	21,798	(15,013)	79,248
Other expense, net	0	0	0	0	2,441
Interest expense, net	0	0	0	0	(19,563)
Income taxes	0	0	0	0	(20,733)

Net earnings from continuing operations	0	0	0	0	$41,393

Net earnings from discontinued operations	0	0	0	0	$(671)

Net earnings	0	0	0	0	$40,722

Total assets	$633,439	$421,269	$255,525	$7,677	$1,317,910
Total additions to long lived assets	35,031	18,165	9,291	73	62,560

Geographic information

Revenues in each geographic region are reported by customer locations.  Amounts reported in geographic regions other than the United States, Canada and Australia are primarily denominated in US dollars, UK pounds and Euros.

	2014	2013	2012

United States
Revenues	$1,554,605	$1,392,442	$1,284,212
Total long-lived assets	401,101	395,069	468,602

Canada
Revenues	$354,259	$341,491	$330,622
Total long-lived assets	97,929	88,660	99,529

Australia
Revenues	$230,948	$199,221	$177,677
Total long-lived assets	51,083	44,811	49,269

Europe and Other
Revenues	$574,461	$411,471	$306,476
Total long-lived assets	271,524	177,371	70,205
			.
Consolidated
Revenues	$2,714,273	$2,344,625	$2,098,987
Total long-lived assets	821,637	705,911	687,605